Monteagle Fixed Income Fund

Supplement dated December 5, 2016

To the Prospectus dated December 31, 2015

The following information replaces in its entirety the information appearing under the heading “Fund Summary – Purchase and Sale of Fund Shares” on page 5 of the Prospectus:

“Generally, you may purchase or redeem Fund shares on any business day by mail (Monteagle Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147) or by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum investment for the Fund is $50,000 and there is no subsequent minimum investment. To open an Individual Retirement Account (IRA), contact the Transfer Agent at (888)263-5593.”

The following information replaces in its entirety the first two paragraphs appearing under the heading “Management – Other Service Providers” on page 8 of the Prospectus:

“Mutual Shareholder Services, LLC, (the “Transfer Agent”), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent’s address is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Arbor Court Capital, LLC (the “Distributor”), the principal underwriter of the Fund, acts as the Fund’s representative in connection with the offering of Fund shares.  The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies. ”

The following information replaces the information appearing under the first three bullet points under the heading “Your Account – How to Contact the Fund” on page 10 of the Prospectus:

“Write to us at:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Overnight Address:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Distributor:

Arbor Court Capital, LLC
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147”

In addition, the Fund’s address on the back cover of the Prospectus is revised as follows:  8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.  The address of the Fund’s distributor appearing on the back cover of the Prospectus is revised as follows:  c/o Arbor Court Capital, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 (440) 922-0066.

6867285.1

Monteagle Informed Investor Growth Fund

Supplement dated December 5, 2016

To the Prospectus dated December 31, 2015

The following information replaces in its entirety the information appearing under the heading “Fund Summary – Purchase and Sale of Fund Shares” on page 5 of the Prospectus:

“Generally, you may purchase or redeem Fund shares on any business day by mail (Monteagle Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147) or by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum investment for the Fund is $50,000 and there is no subsequent minimum investment. To open an Individual Retirement Account (IRA), contact the Transfer Agent at (888)263-5593.”

The following information replaces in its entirety the first two paragraphs appearing under the heading “Management – Other Service Providers” on page 9 of the Prospectus:

“Mutual Shareholder Services, LLC, (the “Transfer Agent”), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent’s address is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Arbor Court Capital, LLC (the “Distributor”), the principal underwriter of the Fund, acts as the Fund’s representative in connection with the offering of Fund shares.  The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies. ”

The following information replaces the information appearing under the first three bullet points under the heading “Your Account – How to Contact the Fund” on page 10 of the Prospectus:

“Write to us at:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Overnight Address:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Distributor:

Arbor Court Capital, LLC
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147”

In addition, the Fund’s address on the back cover of the Prospectus is revised as follows:  8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.  The address of the Fund’s distributor appearing on the back cover of the Prospectus is revised as follows:  c/o Arbor Court Capital, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 (440) 922-0066.

6870239.1

Monteagle Quality Growth Fund

Supplement dated December 5, 2016

To the Prospectus dated December 31, 2015

The following information replaces in its entirety the information appearing under the heading “Fund Summary – Purchase and Sale of Fund Shares” on page 5 of the Prospectus:

“Generally, you may purchase or redeem Fund shares on any business day by mail (Monteagle Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147) or by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum investment for the Fund is $50,000 and there is no subsequent minimum investment. To open an Individual Retirement Account (IRA), contact the Transfer Agent at (888)263-5593.”

The following information replaces in its entirety the first two paragraphs appearing under the heading “Management – Other Service Providers” on page 8 of the Prospectus:

“Mutual Shareholder Services, LLC, (the “Transfer Agent”), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent’s address is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Arbor Court Capital, LLC (the “Distributor”), the principal underwriter of the Fund, acts as the Fund’s representative in connection with the offering of Fund shares.  The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.”

The following information replaces the information appearing under the first three bullet points under the heading “Your Account – How to Contact the Fund” on page 9 of the Prospectus:

“Write to us at:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Overnight Address:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Distributor:

Arbor Court Capital, LLC
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147”

In addition, the Fund’s address on the back cover of the Prospectus is revised as follows:  8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.  The address of the Fund’s distributor appearing on the back cover of the Prospectus is revised as follows:  c/o Arbor Court Capital, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 (440) 922-0066.

6870242.1

Monteagle Select Value Fund

Supplement dated December 5, 2016

To the Prospectus dated December 31, 2015

The following information replaces in its entirety the information appearing under the heading “Fund Summary – Purchase and Sale of Fund Shares” on page 5 of the Prospectus:

“Generally, you may purchase or redeem Fund shares on any business day by mail (Monteagle Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147) or by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum investment for the Fund is $50,000 and there is no subsequent minimum investment. To open an Individual Retirement Account (IRA), contact the Transfer Agent at (888)263-5593.”

The following information replaces in its entirety the first two paragraphs appearing under the heading “Management – Other Service Providers” on page 8 of the Prospectus:

“Mutual Shareholder Services, LLC, (the “Transfer Agent”), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent’s address is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Arbor Court Capital, LLC (the “Distributor”), the principal underwriter of the Fund, acts as the Fund’s representative in connection with the offering of Fund shares.  The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.”

The following information replaces the information appearing under the first three bullet points under the heading “Your Account – How to Contact the Fund” on page 9 of the Prospectus:

“Write to us at:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Overnight Address:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Distributor:

Arbor Court Capital, LLC
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147”

In addition, the Fund’s address on the back cover of the Prospectus is revised as follows:  8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.  The address of the Fund’s distributor appearing on the back cover of the Prospectus is revised as follows:  c/o Arbor Court Capital, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 (440) 922-0066.

6870246.1

Monteagle Value Fund

Supplement dated December 5, 2016

To the Prospectus dated December 31, 2015

The following information replaces in its entirety the information appearing under the heading “Fund Summary – Purchase and Sale of Fund Shares” on page 6 of the Prospectus:

“Generally, you may purchase or redeem Fund shares on any business day by mail (Monteagle Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147) or by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum investment for the Fund is $50,000 and there is no subsequent minimum investment. To open an Individual Retirement Account (IRA), contact the Transfer Agent at (888)263-5593.”

The following information replaces in its entirety the first two paragraphs appearing under the heading “Management – Other Service Providers” on page 9 of the Prospectus:

“Mutual Shareholder Services, LLC, (the “Transfer Agent”), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent’s address is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Arbor Court Capital, LLC (the “Distributor”), the principal underwriter of the Fund, acts as the Fund’s representative in connection with the offering of Fund shares.  The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.”

The following information replaces the information appearing under the first three bullet points under the heading “Your Account – How to Contact the Fund” on page 10 of the Prospectus:

“Write to us at:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Overnight Address:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Distributor:

Arbor Court Capital, LLC
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147”

In addition, the Fund’s address on the back cover of the Prospectus is revised as follows:  8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.  The address of the Fund’s distributor appearing on the back cover of the Prospectus is revised as follows:  c/o Arbor Court Capital, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 (440) 922-0066.

6870252.1

The Texas Fund

Supplement dated December 5, 2016

To the Prospectus dated December 31, 2015

The following information replaces in its entirety the information appearing under the heading “Fund Summary – Purchase and Sale of Fund Shares” on page 5 of the Prospectus:

“Generally, you may purchase or redeem Fund shares on any business day by mail (Monteagle Funds, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147) or by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly. The minimum investment for the Fund is $50,000 and there is no subsequent minimum investment. To open an Individual Retirement Account (IRA), contact the Transfer Agent at (888)263-5593.”

The following information replaces in its entirety the first two paragraphs appearing under the heading “Management – Other Service Providers” on page 9 of the Prospectus:

“Mutual Shareholder Services, LLC, (the “Transfer Agent”), provides certain administration, portfolio accounting, and transfer agent and shareholder services to the Fund. The Transfer Agent’s address is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

Arbor Court Capital, LLC (the “Distributor”), the principal underwriter of the Fund, acts as the Fund’s representative in connection with the offering of Fund shares.  The Fund may be offered by other broker-dealers as well. The Distributor is affiliated with the Transfer Agent but is not affiliated with the Adviser nor its affiliated companies.”

The following information replaces the information appearing under the first three bullet points under the heading “Your Account – How to Contact the Fund” on page 11 of the Prospectus:

“Write to us at:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Overnight Address:

Monteagle Funds
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

Distributor:

Arbor Court Capital, LLC
8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147”

In addition, the Fund’s address on the back cover of the Prospectus is revised as follows:  8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.  The address of the Fund’s distributor appearing on the back cover of the Prospectus is revised as follows:  c/o Arbor Court Capital, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 (440) 922-0066.

6870256.1

Monteagle Funds

Supplement dated December 5, 2016

To the Statement of Additional Information dated December 31, 2015

The address of the Monteagle Funds (the “Trust”) throughout the Statement of Additional Information is revised as follows: 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.

The Trust’s Distributor, the address and the phone number of the Trust’s Distributor throughout the Statement of Additional Information is revised as follows:  Arbor Court Capital, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 (440) 922-0066.

The following information replaces in its entirety the third paragraph appearing under the heading “Management – Trustees and Officers” on page 16 of the Statement of Additional Information:

“The following table provides information regarding each of the Independent Trustees. Based on the experiences of the Trustees as described below, the Trust concluded that each of the individuals described below should serve as a Trustee. The address of each trustee and officer is 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.”

The following information replaces in its entirety the information appearing under the heading “Management – Trustees and Officers – Executive Officers” on page 18 of the Statement of Additional Information:

“Name and Year of Birth	Position with the Trust	Principal Occupation(s) during Past 5 Years
Paul B. Ordonio, JD 1967	President, CCO

Monteagle Funds, President/CCO from 11/02 to present; Nashville Capital Corporation, VP of Development, 05/09 to present; Matrix Capital Group, Representative 05/09 to present; P.O. Properties, Inc., Vice President from 06/99 to present; WordWise Document Services, LLC, President from 08/97 to present; Ordonio & Assoc., President from 11/97 to present; Blue Horse Financial Advisors, Secretary from 07/15 to present; PJO Holdings, LLC from 07/15 to present.

Umberto Anastasi 1974	Treasurer, Chief Financial Officer	From 1999 to present, Vice President, Mutual Shareholder Services, LLC.
Brandon M. Pokersnik 1978	Secretary, AML Officer	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.”

The following information replaces in its entirety the first paragraph appearing under the heading “Management – Distributor – Distributor, Services and Compensation of Distributor” on page 28 of the Statement of Additional Information:

“Effective December 5, 2016, Arbor Court Capital, LLC (the “Distributor”), with principal offices at 8000 Town Center Road, Suite 400, Broadview Heights, Ohio 44147, acts as the distributor, or principal underwriter, of the Fund’s shares pursuant to a Distribution Agreement with the Trust.  Shares are sold on a continuous basis by Distributor as agent of the Fund, and Distributor has agreed to use its best efforts to solicit orders for the sale of Fund shares, although it is not obliged to sell any particular amount of shares.

Prior to December 5, 2016, Matrix Capital Group, Inc. acted as the principal underwriter and distributor of the Fund’s shares.”

The following information replaces in its entirety the information appearing under the heading “Management – Other Service Providers – Administrator, Fund Accountant and Transfer Agent” on page 28 of the Statement of Additional Information:

“Effective December 5, 2016, Mutual Shareholder Services, LLC (“MSS” or the “Administrator”) serves as transfer agent and shareholder servicing agent to the Funds pursuant to a Transfer Agent Agreement (the “Transfer Agent Agreement”). Under the Transfer Agent Agreement, MSS has agreed to, among other things, (i) issue and redeem shares of the Funds; (ii) address and mail all communications from the Funds to their shareholders, including reports, dividend and distribution notices, and proxy material for any shareholder meetings; (iii) respond to correspondence or inquiries from shareholders and others; (iv)  maintain shareholder accounts and certain sub-accounts; and (v) make periodic reports to the Trust’s Board of Trustees concerning the Funds’ operations.

Accounting Services Agreement.  Effective December 5, 2016, pursuant to an Accounting Services Agreement, MSS provides certain services to the Funds, including but not limited to: (i) calculate and transmit to NASDAQ each Fund’s daily net asset value per share, (ii) maintain and keep current all books and records of the Funds as required by Rule 31a-1 of the 1940 Act, (iii) provide the Funds and the Adviser and/or Subadviser with daily portfolio valuation, net asset value calculation and other standard operational reports as requested from time to time, (iv) provide data for the preparation of semi-annual and annual financial statements and annual tax returns, and (v) provide facilities to accommodate annual audit and any regulatory examinations conducted by the SEC or any governmental or quasi-governmental entity with jurisdiction.

Prior to December 5, 2016, M3Sixty Administration, LLC acted as the Trust's administrator, fund accountant and transfer and dividend disbursing agent.

The fees payable to the Administrator are paid by the Adviser (not the Funds).”

6868384.1